UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2026 to September 17, 2026

Commission File Number of issuing entity:  333-255934-05

Central Index Key Number of issuing entity:  0001972920

BMO 2023-C5 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001840727

3650 Real Estate Investment Trust 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

David Schell (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

37-2078925
38-4258192
38-4258193
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2026 a distribution was made to holders of the certificates issued by BMO 2023-C5 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BMO 2023-C5 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	7.86%	0	N/A

The following table sets forth, for the monthly distribution period from August 18, 2026 to September 17, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (2)			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)			Demand in Dispute (2)			Demand Withdrawn (2)			Demand Rejected (2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgages

BMO 2023-C5 Mortgage Trust CIK #: 0001972920	X	Bank of Montreal	6	144,595,000	22.0	1	39,000,000.00	6.13	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		Citi Real Estate Funding Inc.	4	108,859,465	16.6
		KeyBank National Association	5	104,573,000	15.9
		Zions Bancorporation, N.A.	1	64,958,243	9.9
		BSPRT CMBS Finance, LLC	3	45,625,000	6.9
		Bank of Montreal/ DBR Investments Co. Limited	1	37,500,000	5.7
		3650 Real Estate Investment Trust 2 LLC	3	36,220,000	5.5
		Citi Real Estate Funding Inc./Bank of Montreal	1	30,000,000	4.6
		Starwood Mortgage Capital LLC	2	29,442,427	4.5
		Arbor Private Label, LLC	4	22,547,000	3.4	2	11,054,760.62	1.74	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		UBS AG	3	18,278,928	2.8
		Goldman Sachs Bank USA	1	15,000,000	2.3
BMO 2023-C5 Mortgage Trust Total			34	$657,599,063		3	50,054,760.62	7.86	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

(1) Refers to the mortgage loan seller of the related assets. “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements.  Each mortgage loan seller identified above generally also acted as originator of its subject mortgage loans, except as provided below:

a.        German American Capital Corporation acquired the mortgage loans or portions thereof that were originated, co-originated or acquired by its affiliate, DBR Investments Co. Limited.

b.       Bank of Montreal acquired the mortgage loans or portions thereof that were originated by Arbor Private Label, LLC and Goldman Sachs Bank USA.

(2) The percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are based on (i) an aggregate principal balance of approximately $657,599,063 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on June 21, 2023, and (ii) an aggregate principal balance of $636,584,920.92 as of September 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated September 17, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on August 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2026. The Central Index Key number for Bank of Montreal is 0000927971.

Citi Real Estate Funding Inc. ("CREFI") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2026. The Central Index Key number for CREFI is 0001701238.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2026. The Central Index Key number for KeyBank is 0001089877.

Zions Bancorporation, N.A. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 5, 2026. The CIK number of Zions Bancorporation, N.A. is 0000109380.

BSPRT CMBS Finance, LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for BSPRT CMBS Finance, LLC is 0001722518.

3650 Real Estate Investment Trust 2 LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for 3650 Real Estate Investment Trust 2 LLC is 0001840727.

Starwood Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 5, 2026. The Central Index Key number for Starwood Mortgage Capital LLC is 0001548405.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for GACC is 0001541294.

UBS AG ("UBS AG") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for UBS AG is 0001685185.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 2, 2026 under Commission File No. 333-255934-05 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 2, 2026 under Commission File No. 333-255934-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2023-C5 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/17/2026	$20,750.00
Current Distribution Date	09/17/2026	$297,628.05

Whole Loan Custodial Account(s) (Brier Creek Commons Whole Loan, Hyatt Regency Indianapolis Whole Loan, Cross Island Plaza Whole Loan, Jaylor - Burger King Portfolio Whole Loan and Orizon Aerostructures Whole Loan)

Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

REO Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2023-C5 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/17/2026	$7,380.22
Current Distribution Date	09/17/2026	$7,377.30

Interest Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2023-C5 Mortgage Trust, relating to the September 17, 2026 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 2, 2026 under Commission File No. 333-255934-05 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 2, 2026 under Commission File No. 333-255934-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ David Schell
David Schell, Authorized Signatory

Date: October 2, 2026